Fair Value (Carrying Value Of Assets Measured At Fair Value On A Nonrecurring Basis By Level) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	¥ 901,704		¥ 585,090
Investment securities valued at net asset value	4,399		14,098
The unfunded commitments related to investment securities valued at net asset value	2,473		5,407
Investment Securities [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	27,448	[1]	5,185	[1]
Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	362,376		370,782
Loans [Member] | Loans Held For Sale [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	4,500		6,627
Loans [Member] | Collateral Dependent Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	357,876		364,155
Premises And Equipment [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	8,426		10,371
Intangible Assets [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	25,921		32,833
Other Assets [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	477,533		165,919
Other Assets [Member] | Investments In Equity Method Investees [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	469,218	[1],[2]	159,644	[1]
Other Assets [Member] | Other [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	8,315		6,275
Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	471,889		158,034
Level 1 [Member] | Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	7,070		12,243
Level 1 [Member] | Loans [Member] | Collateral Dependent Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	7,070		12,243
Level 1 [Member] | Other Assets [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	464,819		145,791
Level 1 [Member] | Other Assets [Member] | Investments In Equity Method Investees [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	464,819	[1]	145,791	[1]
Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	14,670		14,843
Level 2 [Member] | Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	14,670		14,843
Level 2 [Member] | Loans [Member] | Loans Held For Sale [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	2,598		1,901
Level 2 [Member] | Loans [Member] | Collateral Dependent Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	12,072		12,942
Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	415,145		412,213
Level 3 [Member] | Investment Securities [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	27,448	[1]	5,185	[1]
Level 3 [Member] | Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	340,636		343,696
Level 3 [Member] | Loans [Member] | Loans Held For Sale [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	1,902		4,726
Level 3 [Member] | Loans [Member] | Collateral Dependent Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	338,734		338,970
Level 3 [Member] | Premises And Equipment [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	8,426		10,371
Level 3 [Member] | Intangible Assets [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	25,921		32,833
Level 3 [Member] | Other Assets [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	12,714		20,128
Level 3 [Member] | Other Assets [Member] | Investments In Equity Method Investees [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	4,399	[1]	13,853	[1]
Level 3 [Member] | Other Assets [Member] | Other [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	¥ 8,315		¥ 6,275

[1]	Includes investments valued at net asset value of ¥14,098 million and ¥4,399 million at March 31, 2011 and September 30, 2011, respectively. The unfunded commitments related to these investments are ¥5,407 million and ¥2,473 million at March 31, 2011 and September 30, 2011, respectively. These investments are private equity funds.
[2]	Reflected impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.